SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - Spetner Associates Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 14,674,122	$ 7,951,870
Health [Member]
Product Information [Line Items]
Total	14,082,100	7,526,071
Life [Member]
Product Information [Line Items]
Total	179,191	207,436
Service, Other [Member]
Product Information [Line Items]
Total	$ 412,831	$ 218,363